Income Taxes - Additional Information (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income taxes recognized in other comprehensive income	104	130
Deferred tax assets from tax credit	7,214	7,937
Percentage of realizable deferred tax assets from tax credit carry forwards	34.00%	42.00%
Net deferred tax assets (liabilities)	11,092	9,853
Tax expense at Korean statutory tax rate, rate	22.00%	24.20%	24.20%
Income Tax Examination, Likelihood of Unfavorable Settlement	Greater than 50%
Tax examination, recognized income tax expense for penalties			133
Tax examination, withholding taxes due			608
Research And Human Resource Development
Income Taxes [Line Items]
Foreign tax credit carryforwards	2,763	2,434
There After
Income Taxes [Line Items]
Tax expense at Korean statutory tax rate, rate	22.00%
Gravity Company Limited
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	2,308
Foreign tax credit carryforwards	19,163
Tax credit carry-forwards, expiration date	Expire from 2013 to 2017
Tax credits carry forwards, recognized valuation allowance	13,900
Deferred tax assets from outside basis difference on investment in subsidiaries	4,841
Deferred tax liabilities from outside basis difference on investment in subsidiaries	382
Gravity Company Limited | Research And Human Resource Development
Income Taxes [Line Items]
Foreign tax credit carryforwards	1,946
Gravity Entertainment Corp. | JAPAN
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	245
Available loss carryforwards	445
Available loss carryforwards, expiration date	Expire from 2013 to 2019
Temporary differences and loss carryforwards, recognized valuation allowance	290
Gravity Interactive, Inc. | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards, expiration date	Expire from 2028 to 2032
Available loss carryforwards, recognized valuation allowance	2,905
Gravity Interactive, Inc. | Federal Tax | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards	7,227
Gravity Interactive, Inc. | State tax | UNITED STATES
Income Taxes [Line Items]
Available loss carryforwards	7,156